Concentration of Credit Risk	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Concentrations of Credit Risk	Concentrations of Credit Risk
The Company is potentially exposed to concentrations of credit risk in respect of amounts recoverable from reinsurers, investments and cash and cash equivalents, and insurance and reinsurance balances owed by the brokers with whom the Company transacts business.
The Company defines credit risk tolerances in line with the risk appetite set by our Board and they, together with the Group’s risk management function, monitor exposures to individual counterparties. Any exceptions are reported to senior management and the Risk Committee of the Board of Directors.
Reinsurance recoverables
At December 31, 2025, the total amount recoverable by the Company from reinsurers was $4,281.9 million (December 31, 2024 — $4,172.0 million). Of the Company’s reinsurance recoverable balance at December 31, 2025, 61.9% is collateralized by our reinsurers, 37.3% is recoverable from reinsurers rated A- or higher by major rating agencies and 0.8% is recoverable from reinsurers rated lower than A- by major rating agencies (December 31, 2024 — 55.9%, 44.0% and 0.1%, respectively). As at December 31, 2025, the Company’s largest uncollateralized exposures to individual reinsurers represent 17.2% (December 31, 2024 —15.4%), 15.1% (December 31, 2024 — 11.5%), and 7.6% (December 31, 2024 — 8.8%) of the uncollateralized reinsurance recoverables.
Under the current expected credit loss model (“CECL”), the Company recognized a provision against reinsurance recoverables of $16.2 million as at December 31, 2025 (December 31, 2024 — $27.5 million). For the twelve months ended December 31, 2025, there was a $11.3 million decrease in the CECL allowance on reinsurance recoverables.
Underwriting premium receivables
The total underwriting premium receivable by the Company as at December 31, 2025 was $1,700.8 million (2024 — $1,617.0 million). As at December 31, 2025, $257.7 million of the total underwriting premium receivable balance has been due for settlement for more than one year. The Company assesses the recoverability of premium receivables through a review of policies and the concentration of receivables by broker. The Company has recognized an allowance for credit losses of $22.9 million as at December 31, 2025 (December 31, 2024 — $24.6 million) on underwriting premium receivables.
Investments and cash and cash equivalents
The Company’s investment policies include specific provisions that limit the allowable holdings of a single issue and issuer. As at December 31, 2025, there were no investments in any single issuer, other than the U.S. government and the Canadian government in excess of 2% of the aggregate investment portfolio.